Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021 MXN ($)	Jun. 30, 2020 MXN ($)	Jun. 30, 2021 MXN ($) Exchange_Rate	Jun. 30, 2021 USD ($) Exchange_Rate	Jun. 30, 2020 MXN ($)	Dec. 31, 2020 MXN ($) Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	$ (14,437,323)	$ (18,391,590)	$ 32,192,460		$ 7,924,576	$ 7,924,576
Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.8027	19.8027		19.9487
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 28,192,228		10,633,701
Positive effect due to decrease in discount rate				$ 423,127,857
Useful life			25 years	25 years
Positive exchange rate effect amount					44,168,701
Negative effect due to decrease in production volume of crude oil and higher transportation and distribution			$ 41,010,776
Exchange rate effect amount			3,280,961
Negative tax effect due to higher income			1,713,106
Higher expected cost on disposal of abandoned fixed assets			4,769,381
Increase in future net cash flows generating positive effect amount					39,752,000
Net benefit from lower income in production profile					3,020,000
Negative effect due to decrease in crude oil and gas prices					(40,320,000)
Negative effect from discounting of future cash flows					(35,987,000)
Positive Effect From Decrease In Production			$ 36,638,596
Pemex exploration and production [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate			6.23%	6.23%
Pemex exploration and production [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate			5.68%	5.68%
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			$ 3,890,372		$ (2,709,125)
Pemex industrial transformation [member] | Refining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.8027	19.8027		22.9715
Percentage of increase in discount rate					0.24%
Percentage of decrease in discount rate			1.88%	1.88%
Pemex industrial transformation [member] | Gas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.8027	19.8027		22.9715
Percentage of increase in discount rate					0.21%
Pemex industrial transformation [member] | Petrochemicals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.8027	19.8027		22.9715
Percentage of increase in discount rate					0.05%
Pemex industrial transformation [member] | Ethylene [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate			19.8027	19.8027		22.9715
Percentage of increase in discount rate					0.04%
Percentage of decrease in discount rate			0.11%	0.11%